Related-Party Transactions Disclosure: Summary of Debt Forgiveness - Due to related parties for services provided (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Summary of Debt Forgiveness - Due to related parties for services provided

Amounts due for services:
Debt forgiven by the company owned by an officer	$721,947
Debt forgiven by the company controlled by directors	361,163
Debt forgiven by the company controlled by a major shareholder	85,374
Debt forgiven by the major shareholder	37,571
Total debt forgiven by related parties	$1,206,055